Schedule of Warrant Outstanding (Details)	Dec. 31, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	9,047,795
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	235,295
Trading and Overallotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	8,812,500